ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Assets held for sale
Property plant and equipment beginning	R 1,497,600,000
Property plant and equipment ending	1,452,700,000	R 1,497,600,000
Non-current investments and other assets	1,739,100,000
Growth	7,500,000	7,500,000	R 6,500,000
Transferred from non-current assets held-for-sale	0	9,900,000	0
Non-current investments and other assets	1,734,100,000	1,739,100,000
Liabilities held for sale
Unwinding of provision	(45,600,000)	(46,500,000)	(43,000,000)
Transferred to provision for environmental rehabilitation	(24,900,000)	(19,500,000)
Other environment related provision [member]
Liabilities held for sale
Transferred to provision for environmental rehabilitation	(24,900,000)	(19,500,000)	(20,400,000)
Assets and liabilities held for sale [member]
Assets held for sale
Property plant and equipment beginning	0	5,800,000
Transfers between classes of property, plant and equipment		(800,000)
Disposals	0	(5,000,000)
Property plant and equipment ending		0	5,800,000
Non-current investments and other assets	0	9,200,000
Growth		700,000
Transferred from non-current assets held-for-sale		(9,900,000)
Non-current investments and other assets		0	9,200,000
Liabilities held for sale
Opening balance	R 0	15,600,000
Unwinding of provision		1,200,000
Transferred to provision for environmental rehabilitation		(16,800,000)
Closing balance		R 0	R 15,600,000